RELATED PARTY TRANSACTIONS (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Principal amount of unsecured loan	$ 65,896	$ 60,506
Arnold Kondrat [Member]
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions	3,824	10,933
Services received, related party transactions	250,000	250,000	$ 500,000
Gentor Resources Inc. [Member]
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	247,462	393,183
Forgave of receivables	288,274	0
KGL Resources Ltd [Member]
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	$ 285,136	$ 194,539
Interest rate	8.00%
Principal amount of unsecured loan	$ 65,896